Capital Structure, Financial Risk and Related Items - Capital Management (Details) - DKK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments
Cash and cash equivalents	kr 14,867	kr 9,893	kr 8,957	kr 7,260
Marketable securities	kr 13,268	kr 12,431